Provisions - Schedule of other provisions by type of provision (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Provisions	€ 8,098	€ 8,407
Other combined provisions
Disclosure of other provisions [line items]
Provisions	4,809	5,051
Provisions for taxes
Disclosure of other provisions [line items]
Provisions	760	727
Provisions for employment-related proceedings | Brazil
Disclosure of other provisions [line items]
Provisions	533	458
Provisions for other legal proceedings
Disclosure of other provisions [line items]
Provisions	1,475	1,532
Provision for customer remediation
Disclosure of other provisions [line items]
Provisions	615	1,001
Provision for restructuring
Disclosure of other provisions [line items]
Provisions	619	589
Other
Disclosure of other provisions [line items]
Provisions	€ 807	€ 744